SHARE BASED COMPENSATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 21, 2018 shares	Nov. 22, 2018 $ / shares shares	Aug. 05, 2010 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)		293,059
Exercise price (per share) | $ / shares		$ 0.4749
Fair value (per share) | $ / shares		$ 2.70
Share-based compensation expense				$ 233	¥ 1,624	¥ 8,121	¥ 4,640
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted (in shares)		293,059
Exercise price (per share) | $ / shares		$ 0.4749
Fair value (per share) | ¥ / shares						¥ 18.56
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)			633,333
Number of shares to be added to the 2010 Plan from the 2005 Plan			333,333
Annual increase in shares authorized on the first day of each fiscal year			833,333
Annual increase in shares authorized on the first day of each fiscal year (as a percent)			5.00%
Automatic termination period of the plan			10 years
Expiration term			10 years
Maximum ownership percentage to be eligible			10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)			110.00%
Vesting period			5 years
Amended and Restated 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	6,500,000
Additional shares authorized	293,059